Exeter Fund, Inc.
                                  (the "Fund")

                    Supplement dated January 4, 2006, to the
        Statement of Additional Information (the "SAI") dated May 1, 2005


This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.
    ________________________________________________________________________

The SAI is hereby amended as follows:

On the cover page, the first paragraph is deleted and replaced by the following:

This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectus dated May 1, 2005, as supplemented January 4, 2006, for each of the following Series of Exeter Fund, Inc. (the "Fund"): Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series (each a "Series"), copies of which may be obtained from Exeter Fund, Inc., PO Box 805, Fairport, NY 14450. This SAI also relates to the Class A, B, C, D and E Shares of the Small Cap Series and the World Opportunities Series.

                     ---------------------------------------

The following paragraph is added to the "Fixed Income Investments" section immediately following the sub-section entitled "Mortgage-Backed Securities":

MORTGAGE DOLLAR ROLLS - Mortgage dollar rolls are transactions in which a Series sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. A mortgage dollar roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potential reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed as a collateralized borrowing in which a Series pledges a mortgage-backed security to a counterparty to obtain cash. The counterparty with which a Series enters into a mortgage dollar roll transaction is not required to return the same securities as those originally sold by the Series, but rather only securities which are "substantially identical." To be considered substantially identical, the securities returned to the Series generally must be of the same type, coupon, and maturity. If the broker-dealer to whom a Series sells the securities becomes insolvent, the Series' right to repurchase the securities may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the securities may change adversely over the term of the mortgage dollar roll and that the securities a Series is required to repurchase may be worth less than the securities that the Series originally held. To avoid senior security concerns, a Series will "cover" any mortgage dollar roll as required by the 1940 Act.

                     ---------------------------------------

The first paragraph in the "Foreign Securities" subsection of the "Other Investments" section is deleted and replaced by the following:

Foreign Securities. This paragraph applies to each of the Series with the exception of the Financial Services Series, Core Bond Series, and Core Plus Bond Series. The International Series will, under normal circumstances, invest at least 65% of its total assets, and expects to be fully invested, in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries. In addition, it may also invest up to 35% of its total assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities. The Global Fixed Income Series will, under normal circumstances, have at least 65% of the value of its total assets invested in fixed income securities of issuers located in three or more countries. In addition, the Commodity Series may invest up to 100%, the Life Sciences Series may invest up to 25% of its assets, the High Yield Bond Series may invest up to 50%, and each other Series, with the exception of the Tax Exempt Series, may invest up to 10% of its assets in foreign securities which are not publicly traded in the United States. The Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, World Opportunities Series, and the Tax Exempt Series will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series that may invest in equity securities may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

In addition, the third paragraph in the "Foreign Securities" subsection of the "Other Investments" section is deleted and replaced by the following:

The Financial Services Series may invest up to 10% of its assets in foreign securities, including those that are not publicly traded in the United States. The Financial Services Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies. The Core Bond Series may not invest in non-dollar denominated securities. The Core Plus Bond Series may invest up to 20% of its assets in non-dollar denominated securities, including securities issued by companies located in emerging markets. Each of the Core Bond Series, Core Plus Bond Series, and Financial Services Series will invest no more than 20% of its assets in securities issued by any one foreign government.

                     ---------------------------------------

The "Investment Companies" subsection under "Other Investment Policies" is amended by adding the following as the last paragraph:

The World Opportunities Series, High Yield Bond Series, Financial Services Series, Core Bond Series and Core Plus Bond Series may invest in iShares Funds, which are ETFs issued by iShares Trust and iShares, Inc. Pursuant to an exemptive order issued to iShares(R) and procedures adopted by the Fund's Board of Directors, these Series may invest in an iShares(R) Fund beyond the limits set forth in section 12(d)(1) of the 1940 Act, subject to certain terms and conditions. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in a Series.

                     ---------------------------------------

In the table of information regarding the Fund's Directors and Officers, which is located in the "Management" section, the information included in the "Address" row for each Director and Officer is deleted and replaced by the following:

     c/o Manning & Napier Advisors, Inc.
     290 Woodcliff Dr.
Address:     Fairport, NY 14450

                     ---------------------------------------

The second paragraph in the "Proxy Voting Policy" section is deleted and replaced by the following:

The Fund is required to disclose annually the Fund's complete proxy voting record on Form N-PX. The Fund's proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-466-3863 or by writing to the Fund at Exeter Fund, Inc., PO Box 805, Fairport, NY 14450. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.
                                                                    -----------

                     ---------------------------------------

The section entitled "Record Owners" is deleted and replaced by the following:

Record Owners

As of April 4, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the shares of a Series. Persons who owned of record or beneficially more than 25% of a Series' outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. The Fund believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.


Name and Address of Holder of Record     Percentage of Series
------------------------------------     --------------------


Diversified Tax Exempt Series - Record Owner
--------------------------------------------

Jupiter & Co.                                 68.11%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






International Series - Record Owner
-----------------------------------

Jupiter & Co.                        36.32%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






Life Sciences Series - Record Owner
-----------------------------------

Jupiter & Co.                        34.24%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






New York Tax Exempt Series - Record Owner
-----------------------------------------
Jupiter & Co.                              48.38%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






Ohio Tax Exempt Series - Record Owners
--------------------------------------
Jupiter & Co.                           46.05%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130

Manning & Napier Advisors, Inc.         14.18%
FBO Franklin Eck
c/o Manning & Napier Advisors, Inc.
290 Woodcliff Dr.
Fairport, NY 14450






Small Cap Series - Class A Shares - Record Owners
-------------------------------------------------

Jupiter & Co.                                      31.58%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130

Wendel & Co.                                        7.65%
c/o The Bank of New York
Mutual Fund Reorg Dept - 6th floor
PO Box 1066
New York NY 10268






Technology Series - Record Owner
--------------------------------
Jupiter & Co.                     34.33%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130






World Opportunities Series - Class A Shares - Record Owners
-----------------------------------------------------------

Jupiter & Co.                                                32.37%
c/o Investors Bank & Trust Co.
PO Box 9130 FPG090
Attn Mutual Fund Processing
Boston, MA 02117-9130

National Financial Services LLC                               6.79%
777 Commerce Blvd.
Carlstadt, NJ 07072




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                EXETER FUND, INC.

                          Diversified Tax Exempt Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests for direct investors should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                             Ohio Tax Exempt Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests for direct investors should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:
          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                           New York Tax Exempt Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests for direct investors should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                                Small Cap Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                                Technology Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                              International Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                              Life Sciences Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                           World Opportunities Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "Principal Investment Strategies" is amended as follows:

The following paragraph is inserted at the end of the section:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

                         ------------------------------

The section entitled "Principal Risks of Investing in the Series" is amended as follows:

The following paragraph is added immediately before the last paragraph of the section:

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                         ------------------------------

The section entitled "More Information About Principal Investments" is amended as follows:

The following paragraph is inserted at the end of the section:

ETFs ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

                         ------------------------------

The section entitled "More Information About Principal Risks" is amended as follows:

The following paragraph is inserted at the end of the section:

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

                         ------------------------------

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                EXETER FUND, INC.

                            Financial Services Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "Principal Investment Strategies" is amended as follows:

The following paragraph is inserted at the end of the section:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

                         ------------------------------

The section entitled "Principal Risks of Investing in the Series" is amended as follows:

The following paragraph is added immediately before the last paragraph of the section:

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                         ------------------------------

The section entitled "More Information About Principal Investments" is amended as follows:

The following paragraph is inserted at the end of the section:

ETFs ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

                         ------------------------------

The following is inserted as a new section immediately after the "More Information about Principal Investments" section:

More Information about Risks
----------------------------

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

                         ------------------------------

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                         ------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                                Core Bond Series
                              Core Plus Bond Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________

The section entitled "Principal Investment Strategies" for the Core Bond Series is amended as follows:

The first sentence is deleted and replaced by the following:

The Series will invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls.

In addition, the following sentences are added to the end of the first paragraph:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

                          -----------------------------

The section entitled "Principal Risks of Investing in the Series" for the Core Bond Series is amended as follows:

The following paragraphs are inserted immediately before the last paragraph of the section:

The Series' mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                          -----------------------------

The section entitled "Principal Investment Strategies" for the Core Plus Bond Series is amended as follows:

The first sentence is deleted and replaced by the following:

The Series will invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls.

In addition, the following sentences are added to the end of the first paragraph:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

                          -----------------------------

The section entitled "Principal Risks of Investing in the Series" for the Core Plus Bond Series is amended as follows:

The following paragraphs are inserted immediately before the last paragraph of the section:

The Series' mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                     --------------------------------------

The section entitled "More Information About Principal Investments" is amended as follows:

The following paragraphs are inserted at the end of the section:

Mortgage Dollar Rolls Mortgage dollar rolls are transactions in which a Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. They simulate an investment in mortgage-backed securities and may enhance the Series' returns and reduce its administrative burdens compared with holding mortgage-backed securities directly.

ETFs ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

                       ----------------------------------

The section entitled "More Information About Principal Risks" is amended as follows:

The following paragraphs are inserted at the end of the section:

Mortgage Dollar Rolls The Series' use of mortgage dollar rolls may increase their respective portfolio turnover rates, and may lead to higher transaction costs and increased capital gains for each Series. At the time a Series enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Series.

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

                       ----------------------------------

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As discussed on the next page, a team made up of investment professionals and analysts makes all of the Series' investment decisions.


                         ------------------------------

The section entitled "Communicating with the Exeter Fund" is deleted and replaced by the following:

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

          Exeter Fund, Inc.
          P.O. Box 182454
          Columbus, OH 43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter Fund, Inc.
          P.O. Box 805
          Fairport, NY 14450

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

                       ----------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                EXETER FUND, INC.

                                Small Cap Series
                                Commodity Series
                                Technology Series
                              International Series
                              Life Sciences Series
                           World Opportunities Series
                             High Yield Bond Series
                           Global Fixed Income Series
                            Financial Services Series
                                Core Bond Series
                              Core Plus Bond Series


                    Supplement dated January 4, 2006, to the
                          Prospectus dated May 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
    ________________________________________________________________________


The section entitled "Principal Investment Strategies" for the World Opportunities Series is amended as follows:

The following sentences are added to the end of the first paragraph:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

The section entitled "Principal Risks of Investing in the Series" for the World Opportunities Series is amended as follows:

The following paragraph is added immediately before the last paragraph of the section:

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                         ------------------------------

The section entitled "Principal Investment Strategies" for the High Yield Bond Series is amended as follows:

The following sentences are added to the end of the first paragraph:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

The section entitled "Principal Risks of Investing in the Series" for the High Yield Bond Series is amended as follows:

The following paragraph is added immediately before the last paragraph of the section:

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                         ------------------------------

The section entitled "Principal Investment Strategies" for the Financial Services Series is amended as follows:

The following sentences are added to the end of the first paragraph:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

The section entitled "Principal Risks of Investing in the Series" for the Financial Services Series is amended as follows:

The following paragraph is added immediately before the last paragraph of the section:

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                         ------------------------------

The section entitled "Principal Investment Strategies" for the Core Bond Series is amended as follows:

The first sentence is deleted and replaced by the following:

The Series will invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls.

The following sentences are added to the end of the first paragraph:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

The section entitled "Principal Risks of Investing in the Series" for the Core Bond Series is amended as follows:

The following paragraphs are inserted immediately before the last paragraph of the section:

The Series' mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                          -----------------------------

The section entitled "Principal Investment Strategies" for the Core Plus Bond Series is amended as follows:

The first sentence is deleted and replaced by the following:

The Series will invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls.

The following sentences are added to the end of the first paragraph:

The Series may purchase shares of exchange-traded funds ("ETFs"), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

The section entitled "Principal Risks of Investing in the Series" for the Core Plus Bond Series is amended as follows:

The following paragraphs are inserted immediately before the last paragraph of the section:

The Series' mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

                     --------------------------------------

The section entitled "More Information About Principal Investments" is amended as follows:

The following paragraphs are inserted at the end of the section:

Mortgage Dollar Rolls The Core Bond Series and Core Plus Bond Series may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. They simulate an investment in mortgage-backed securities and may enhance the Series' returns and reduce its administrative burdens compared with holding mortgage-backed securities directly.

ETFs ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

                       ----------------------------------

The section entitled "More Information About Principal Risks" is amended as follows:

The following paragraphs are inserted at the end of the section:

Mortgage Dollar Rolls The Core Bond Series' and Core Plus Bond Series' use of mortgage dollar rolls may increase their respective portfolio turnover rates, and may lead to higher transaction costs and increased capital gains for each Series. At the time a Series enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Series.

Risks related to ETFs ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

                       ----------------------------------

The section entitled "The Advisor" is deleted and replaced by the following:

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $10 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series' investment decisions.

                       ----------------------------------

The section entitled "How to Obtain the Shareholder Reports, SAI, and Additional Information" on the back cover is amended as follows:

The first bullet point is deleted and replaced by the following bullet point:

     You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com/www/exeter fund.asp.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE